Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments	12 Months Ended
Dec. 31, 2018
PROVISIONS
Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments

36.  THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES, AND OTHER COMMITMENTS.

36.1 Direct guarantees.

As of December 31, 2018 and 2017, the Group had future energy purchase commitments amounting to ThCh$8,404,005 and ThCh$16,493,309, respectively.

36.2 Indirect guarantees

				Debtor			Outstanding balance as of
Type	Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2018	12-31-2017
Secured	Bonds Serie B (1)	October 2028	Bondholders of Enel Américas' Bonds	Enel Américas S.A.	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.) (1)	Codebtor	USD	22,798	31,294
Aval	Credit Opening Agreement	September 2019	Bilbao Viscaya Argentina Bank, Chile	Enel Green Power Chile Limitada	Subsidiary	Codebtor	USD	100,000
Aval	Credit Opening Agreement	December 2020	Bilbao Viscaya Argentina Bank, Chile	Enel Green Power Chile Limitada	Subsidiary	Codebtor	USD	150,000
Aval	Credit Opening Agreement	December 2021	Bilbao Viscaya Argentina Bank, Chile	Empresa Electrica Panguipulli S.A	Subsidiary	Codebtor	USD	150,000
(1)

As a result of the Enersis’ Spin-Off and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless that the payment obligation remains in Enel Américas S.A.

36.3 Lawsuits and Arbitration Proceedings.

As of the date of these consolidated financial statements, the most relevant litigation involving the Company and its subsidiaries are as follows:

1.	Enel Chile S.A.

1.1. Inversiones Tricahue S.A., a minority shareholder of Empresa Eléctrica Pehuenche S.A., requested in the 22nd Civil Court of Santiago the appointment of an arbitrator, to hear and resolve the arbitration claim that Inversiones Tricahue S.A. seeks to bring against Empresa Eléctrica Pehuenche S.A., Enel Generación Chile S.A., Enel Chile S.A., and the directors of these three companies, for the alleged damages that the Pehuenche management allegedly inflicted on the minority shareholders, as a result of the Project Elqui reorganization and the development of Pehuenche’s electricity generation business.

Once the request for the appointment of an arbitrator was presented, the three defendant companies and their directors submitted numerous objections, all of which were rejected by the ruling of June, 2018. Subsequently, Mr. Nelson Contador was designated as a referee judge whom accepted the position. The companies and their directors appealed the appointment of arbitrator judge, granting said recourse in the only devolutive effect.  Against this resolution, the defendants filed an appeal to the ruling claiming that said appeal should have been granted in both cases ordering the suspension of the sentence while the appeals are resolved. On the other hand, the plaintiff also filed an appeal to the ruling, urging that the appeals granted not be processed, as far as it seems, the resolution that the arbitrator appointed does not admit an appeal. Both resources are pending resolution.

2.	GasAtacama Chile S.A.

2.1. By means of ORD No. 5,705 of May 23, 2016, the Superintendency of Electricity and Fuels, filed charges against GasAtacama Chile S.A. for providing allegedly erroneous information to the centralized operating agent of the national CDEC-SING with respect to the Technical Minimum (MT) and Average Time of the Operation parameters (TMO) during the period between January 1, 2011 and October 29, 2015, GasAtacama Chile S.A. presented its objections, which were rejected by the Superintendency’s Resolution No. 014606 of August 4 of 2016, which imposed a fine of 120,000 UTM (ThCh $5,802,360). In opposition to the above mentioned resolution of the Superintendency that applied the fine, GasAtacama Chile S.A. submitted a request for reconsideration before the Superintendency, which was rejected through Resolution No. 15908, dated November 2, 2016, which confirms the totality of the fine imposed. In opposition to the resolution, GasAtacama Chile S.A. filed a claim of illegality before the Court of Appeals of Santiago, recognizing a provision for 25% of the fine. The Court of Appeals of Santiago, meanwhile, on April 9, 2019, issued a ruling that reduced the fine imposed from 10,000 UTA (120,000 UTM) to 500 UTA. Both the Superintendency of Electricity and Fuels and GasAtacama Chile S.A. filed appeals before the Supreme Court against this ruling, which is pending admissibility, hearing and resolution.

3.	Enel Distribución Chile S.A.

3.1 The attorney, Ms. Nicole Vasseur Porcel, as legal representative of Ms. Camila Paz Castillo Abarca and her minor daughter Ms. Kimora Belén Fernández Castillo, and Ms. Graciela Rodríguez Mundaca, filed a lawsuit against Chilectra S.A. (now Enel Distribución Chile S.A.) for a total amount of ThCh$600,000  (ThCh$200,000 each) for alleged punitive damages due to death of her spouse, father and son, respectively, Mr. Patricio Javier Fernández Rodríguez (deceased), which occurred on February 21, 2012 as a result of the injuries suffered by his fall from a street lighting pole after a truck passing through hooked the power lines attached to such a pole and caused it to fall. On February 24, 2016, Enel Distribución Chile requested the abandonment of the legal proceeding (together with the suspension of the proceeding and the file), before which the plaintiff did not make any presentation. The request for abandonment of the proceeding is still pending resolution.

3.2  Ms. Evelyn del Carmen Molina González, on her own behalf and on behalf of her minor daughters Maite Alué Letelier Molina and Daniela Anaís Letelier Molina, filed a lawsuit against Chilectra S.A. (now Enel Distribución Chile S.A.) and its subcontractor Sociedad de Servicios Personales para el Área Eléctrica Limitada (“SSPAEL”) for a total amount of ThCh$2,000,000 (ThCh$1,000,000 for the first plaintiff and ThCh$500,000 for each of the latter two plaintiffs) for punitive damages due to death of their spouse and father, respectively, Mr. David Letelier Riveros (deceased), which occurred on May 25, 2013 as a result of the injuries suffered by electrocution and falling from a street lightning pole on which he was working. On November 24, 2017 Enel Distribución Chile filed an appeal against the ruling, raising the antecedents to the Court of Appeals of Santiago on December 4, 2017, in relation to the case since December 20, 2017. On December 21, 2018 the sentence is confirmed  by the Court of Appeals.

3.3

A class action lawsuit sponsored by the National Consumer Board (SERNAC) for alleged breach of the collective, diffuse interest of the consumers as provided for in the Consumer Protection Law, for which they petitioned that Enel Distribución Chile S.A. should be fined for the breach of the above-mentioned law, and also that it should be ordered to pay compensation for damages caused to all of the consumers as a result of the interruption of the electricity supply that affected a large part of the Metropolitan Region as a result of the inclement weather front, specifically a snowstorm, in July 2017. On November 13, 2017 Enel Distribución Chile answered the complaint. Enel Distribución Chile believes that the expected outcome of the litigation is remote, considering the background that is at hand. It is worth mentioning that in this case the amount of compensation claimed is indeterminate. Besides, 35 new consumers have joined the lawsuit. A summons to a conciliation hearing is pending.

3.4

Ms. Ximena Acevedo Herrera, Benjamín Jiménez Acevedo, Francisco Jiménez Acevedo, Nancy Garrido Muñoz, Juan Carlos Jiménez Rocuant, Carolina Jiménez Garrido and Natalia Jiménez Garrido filed a lawsuit against Ingeniería Eléctrica Azeta Ltda and Enel Distribución Chile S.A. for a total amount of ThCh$878,227 (ThCh$28,226 for lost profits and ThCh$850,000 for punitive damages) due to the death of their spouse, father, son, and brother, Mr. Juan Pablo Jiménez Garrido (deceased), which occurred on February 22, 2013 as a result of a head trauma caused by a bullet. Enel Distribución Chile is a defendant in its capacity as the contractor of Azeta. On May 31, 2018, the plaintiff requested nullity of the hearing of the case due to the impediment of appearing due to force majeure, evacuating the transfer of Enel Distribución Chile on June 15, 2018, which was rejected on June 28, 2018.

3.5

Mr. Víctor Hugo Coronado González; Ms. Francia Magali Bustos Uribe, both on their behalf and on behalf of their minor daughter Nicolson Rocío Coronado Bustos, and of Víctor Ignacio Coronado Bustos, filed a lawsuit against Enel Distribución Chile for a total amount of  ThCh$704,860 (ThCh$264,860 for lost profits and ThCh$440,000 for punitive damages) due to the accident that occurred on June 22, 2015 and affected Mr. Víctor Hugo Coronado González who received an electrical discharge and suffered severe injuries. On July 30, 2018, the confessional evidence was presented by the plaintiff. On August 9, 2018 the expert report was released. On August 14, 2018 the plaintiff presented its observations of the evidence. On August 23, 2018 the court summoned the parties to hear the ruling. Enel Distribución Chile filed a request for reconsideration against the resolution summoned the parties to hear the ruling alleging that there was evidence pending. However, the court rejected the request for reconsideration.

3.6

By means of Exempt Resolution No. 21,036 of November 3, 2017, the Superintendency of Electricity and Fuels confirmed the fine of 35,611 UTM imposed on Enel Distribución Chile S.A., when it ruled against the request for reconsideration of the ruling filed on January 14, 2016, against Exempt Resolution No. 11,750 of December 29, 2015 because it considered that, in the period 2013-2014, Enel Distribución Chile had repeatedly exceeded the supply continuity indices stipulated in the law. In opposition to the aforementioned ruling, Enel Distribución presented an appeal before the Court of Appeals of Santiago on November 28, 2017. On July 12, 2018, the expert (appointed by the Court) summoned the recognition hearing, which was rejected by the Court in a ruling dated July 26, 2018. On August 1, 2018, Enel Distribución Chile filed a request for reconsideration against said ruling. On August 8, 2018, the expert informed the Court that he had assumed a public position that disqualified him from providing the expert testimony, which the Court took into account in a ruling dated August 9, 2018. On the same date, Enel Distribución Chile requested a hearing for the appointment of a new expert, which hearing was held on September 21, 2018, because the Superintendency of Electricity and Fuels did not appear at the hearing.

3.7

By means of Exempt Resolution No. 24805 dated July 20, 2018, the Superintendency of Electricity and Fuels confirmed the fine imposed on Enel Distribución Chile S.A. for 80,000 UTM, when it rejected the request for reconsideration filed against Exempt Resolution No. 21788 of December 29, 2017 based on the fact that Enel Distribución Chile kept more than 100,000 customers without electricity supply for a period exceeding 20 hours, in relation to the power outage that occurred on July 15, 2017 (the snowstorm event). In opposition to the aforementioned resolution, Enel Distribución Chile presented an appeal before the Court of Appeals of Santiago on August 7, 2018. On August 21, 2018, the Court heard the appeal, requesting a report from the Superintendency of Electricity and Fuels, which was released on September 7, 2018. On September 10, 2018, Enel Distribución Chile requested that a probationary period be opened. On September 26, 2018 the parties were summoned to make their closing arguments, and the Court rejected the request to open a probationary period.

3.8

By means of Exempt Resolution No. 24821 dated July 23, 2018, the Superintendency of Electricity and Fuels confirmed the fine imposed on Enel Distribución Chile S.A. for 10,000 UTM, when it rejected the request for reconsideration against Exempt Resolution No. 21790 dated December 29, 2017 based on the fact that Enel Distribución Chile did not provide an adequate and timely customer service to the power outage that occurred on July 15, 2017 (the snowstorm event), which resulted from not having adequate customer service and information systems. In opposition to the aforementioned resolution, Enel Distribución Chile filed an appeal with the Court of Appeals of Santiago on August 7, 2018.

3.9

By means of Exempt Resolution No. 19,939 dated August 11, 2017, the Superintendency of Electricity and Fuels imposed a fine of 70,000 UTM on Enel Distribución Chile for the delay of more than 20 hours in the restoration of the electricity supply for 23,359 customers with respect to the inclement weather front that occurred June 16, 2017. On August 23, 2018, Enel Distribución Chile filed a request for reconsideration against this resolution. On July 9, 2018, Enel Distribución Chile filed an appeal before the Court of Appeals of Santiago. By resolution of July 23, 2018, the Court heard the appeal, requesting a report from the Superintendency of Electricity and Fuels, which was released on August 8, 2018. By resolution of August 13, 2018, the parties were summoned to make their closing arguments. On August 14, 2018, Enel Distribución Chile requested the opening of a probationary period, which the court rejected in a decision dated August 28, 2018. On August 29, 2018, Enel Distribución Chile filed a request for reconsideration against said decision, which was also rejected on September 11, 2018.

In relation to the litigation described above, the Group has established provisions for ThCh $12,634,688 as of December 31, 2018 (see Note 25). Although there are other lawsuits that also have associated provisions but are not described in this note because they individually represent immaterial amounts, the management of the Company considers that the provisions recorded in the consolidated financial statements are adequate to cover the risks resulting from litigation because it does not consider there to be any additional liabilities other than those specified.

Given the characteristics of the risks covered by these provisions, it is not possible to determine a reasonable schedule of payment dates if there are any.

36.4 Financial restrictions.

A number of the Group’s subsidiaries’ loan agreements, include the obligation to comply with certain financial ratios, which is normal in contracts of this nature. There are also affirmative and negative covenants requiring the monitoring of these commitments. In addition, there are restrictions in the events-of-default clauses of the agreements which require compliance.

1. Cross Default

Some of the financial debt contracts of Enel Generación Chile contain cross default clauses, Enel Chile's bank credit under the law of the State of New York, signed in January 2018 and that expires in July 2019, does not refer to any of its subsidiaries. Therefore, the cross default can only be caused by default on another debt of Enel Chile. For the acceleration of the debt in this loan due to the cross default originating in other debts, the amount in default, whether at individual or aggregate debt level, must exceed US $ 100 million, or its equivalent in other currencies, and other additional conditions must be met, including the expiry of grace periods (if any in the contract in default) and formal notice of the intention to accelerate the debt by creditors representing more than 50% of the amount owed or committed. This loan was obtained in March 2018. As of December 31, 2018, the outstanding amount for this loan was ThUS$212,736,908.

Regarding the Enel Chile bond registered with the SEC, commonly called “Yankee bonds”, a cross default might be triggered by another debt of the Company on an individual level, or of any Chilean subsidiary, for any amount overdue provided that the principal of the debt giving rise to the cross default exceeds US$150 million, or its equivalent in other currencies. Debt acceleration due to cross default does not occur automatically but has to be demanded by the holders of at least 25% of the bonds of the specific series of Yankee bonds. The Yankee bond of Enel Chile matures in 2028. As of December 31, 2018, the outstanding amount for the Yankee Bond was ThUS$678,787,835.

The credit agreement governed by Chilean law, which Enel Generación Chile signed in March 2016, and wich expired on March 2019,for UF 2.8 million, stipulates that cross default is only triggered in the event of non-compliance by the borrower itself, i.e., Enel Generación Chile, with no reference made to its subsidiaries. In order to accelerate payment of the debt in this credit line due to cross default originated from other debt, the amount in default must exceed US$50 million, , or the equivalent in other currencies, and other additional conditions must be met such as the expiration of any grace periods. Since being signed, this credit line has not been used. Enel Generación Chile’s international credit agreement governed by New York State law, which was signed in February 2016 expiring in February 2020, also makes no reference to its subsidiaries, thus, cross default is only triggered in the event of non-compliance by the borrower itself. For the repayment of debt to be accelerated under these credit lines due to cross default originated from other debt the amount in default must exceed US$50 million or its equivalent in other currencies, and other additional conditions must be met, including the expiration of grace periods (if any), and a formal notice of intent to accelerate the debt repayment must have been served by creditors representing more than 50% of the amount owed or committed in the contract. As of December 31, 2018, these credit lines have not been drawn upon.

In relation to the bond issues of Enel Generación Chile registered with the SEC, commonly called “Yankee bonds”, a cross default can be triggered by another debt of the same company or of any of their subsidiaries, for any amount overdue provided that the principal of the debt giving rise to the cross default exceeds US$30 million or its equivalent in other currencies. Debt acceleration due to cross default does not occur automatically but has to be demanded by at least 25% of the bondholders of a certain series of Yankee bonds. The Yankee bonds of Enel Generación Chile mature in 2024, 2027, 2037 and 2097. For the specific Yankee bond that was issued in April 2014 with maturity in 2024, the threshold for triggering cross default increased to US$50 million or its equivalent in other currencies. As of December 31, 2018, the outstanding amount of the Yankee bonds was ThCh$ 497,233,719.

The Enel Generación Chile bonds issued in Chile state that cross default can be triggered only by the default of the issuer when the amount in default exceeds US$50 million or its equivalent in other currencies. Debt acceleration requires the agreement of at least 50% of the bondholders of a certain series. As of December 31, 2018, the outstanding amount of the local bonds was ThCh$329,260,529.

The bank loan that Enel Green Power Chile took out in February 2017 for US$30 million states that the cross default is triggered by default of the debtor itself, i.e. Enel Green Power Chile, or any material subsidiary, as defined contractually . For the acceleration of the debt of this debt due to the cross default arising from another debt, the amount in default, either on an individualor aggregate debt level , must exceed US$50 million, or its equivalent in other currency. As of December 31, 2018, the outstanding amount for this loan was ThUS20,859,907.

2. Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that a company is obliged to meet at certain periods of time (quarterly, annually, etc.), and in certain cases upon compliance with certain conditions. Most of the financial covenants of the Group limit the level of indebtedness and evaluate the ability to generate cash flows in order to service the companies’ debts. Various companies are also required to certify these covenants periodically. The types of covenants and their respective limits vary based on debt and contract type.

The Enel Generación Chile bonds issued in Chile include the following financial covenants whose definitions and calculation formulas are established in the respective indentures:

Series H

• Consolidated Debt Ratio: The consolidated debt ratio, which is Financial Debt to Capitalization, must be no more than 0.64. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; Other financial liabilities, non-current; and Other obligations guaranteed by the issuer or its subsidiaries; while Capitalization is the sum of Financial liabilities and Total Equity. As of December 31, 2018, the ratio was 0.30.

• Consolidated Equity: A minimum Equity of Ch$761,661 million must be maintained; this limit is adjusted at the end of each year as established in the indenture. Equity corresponds to Equity attributable to the shareholders of Enel Generación Chile. As of December 31, 2018, the equity of Enel Generación Chile was Ch$1,970,521 million.

• Financial Expense Coverage: A financial expense coverage ratio of at least 1.85 must be maintained. Financial expense coverage is the quotient between i) the gross margin plus financial income and dividends received from investments in associates, and ii) financial expenses; both items refer to the period of four consecutive quarters ending on the quarter being reported. For the year ended December 31, 2018, this ratio was 12.23.

• Net Asset Position with Related Companies: A net asset position with related companies of no more than US$100 million must be maintained. The Net asset position with related companies is the difference between i) the sum of current accounts receivable from related parties, non-current accounts receivable from related parties, less transactions in the ordinary course of business at less than 180 days term, short-term transactions of associates of Enel Generación Chile in which Enel Américas has no participation, and long-term transactions of associates of Enel Generación Chile in which Enel Américas has no participation; and ii) the sum of current accounts payable to related parties; non-current accounts payable to related parties, less transactions in the ordinary course of business at less than 180 days term; short-term transactions of associates of Enel Generación Chile in which Enel Américas has no participation; and long-term transactions of associates of Enel Generación Chile in which Enel Américas has no participation. As of December 31, 2018, using the exchange rate prevailing on that date, the Net asset position with related companies was a negative US$125 million, indicating that Enel Américas is a net creditor of Enel Generación Chile rather than a net debtor.

Series M

• Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be no more than 0.64. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; and Other financial liabilities, non-current; while Capitalization is the sum of Financial liabilities, Equity attributable to the shareholders of the Company and Non-controlling interests. As of December 31, 2018, the debt ratio was 0.30.

• Consolidated Equity: Same as for Series H.
• Financial Expense Coverage Ratio: Same as for Series H

• Enel Generación Chile’s domestic (governed by Chilean law, maturity in April 2019) and international (governed by New York State law, maturity in July 2019 and February 2020) credit lines include the following covenants whose definitions and formulas, identical to each other, are established in the respective contracts:

• Debt Equity Ratio: The debt equity ratio, which is Financial debt to Net Equity, must be no more than 1.4. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; while Net Equity is the sum of the Equity attributable to the shareholders of Enel Generación Chile, and Non-controlling interests. As of December 31, 2018, the ratio was 0.42.

• Debt Repayment Capacity (Debt/EBITDA Ratio): The ratio between Financial Debt and EBITDA must be no more than 6.5. Financial Debt is the sum of interest-bearing loans, current; and interest-bearing loans, non-current; while EBITDA is the operating income excluding depreciation and amortization expense and impairment losses / (reversal of impairment losses) for the four mobile quarters ended on the calculation date. As of December 31, 2018, the Debt/EBITDA ratio was 1.44.

Yankee bonds are not subject to financial covenants.

As of December 31, 2018, the most restrictive financial covenant for Enel Generación Chile was the Debt Equity Ratio requirement for two credit lines.

The other Group companies not mentioned in this Note, are not subject to compliance with financial covenants.

Lastly, in most of the contracts, debt acceleration for non-compliance with these covenants does not occur automatically, but is subject to certain conditions, such as a cure period.

As of December 31, 2018 and 2017, neither the Company nor any company of the Group was in default under their financial obligations summarized herein or other financial obligations whose defaults might trigger the acceleration of their financial commitments.